UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2009

Date of reporting period: July 31, 2009

ITEM 1. Schedule of Investments.

Washington Mutual Investors Fund, Inc.®

Investment portfolio

July 31, 2009		unaudited

		Value
Common stocks — 98.42%	Shares	(000)

ENERGY — 13.56%
Baker Hughes Inc.	2,000,000	$ 81,000
Chevron Corp.	32,726,800	2,273,531
ConocoPhillips	18,050,000	788,965
EOG Resources, Inc.	150,000	11,104
Exxon Mobil Corp.	6,900,000	485,691
Halliburton Co.	18,500,000	408,665
Hess Corp.	2,140,000	118,128
Marathon Oil Corp.	8,000,000	258,000
Occidental Petroleum Corp.	800,000	57,072
Royal Dutch Shell PLC, Class B (ADR)	31,520,000	1,655,746
Schlumberger Ltd.	4,900,000	262,150
		6,400,052

MATERIALS — 4.65%
Air Products and Chemicals, Inc.	4,000,000	298,400
Alcoa Inc.	22,450,000	264,012
Dow Chemical Co.	21,715,652	459,720
E.I. du Pont de Nemours and Co.	10,100,000	312,393
Monsanto Co.	880,000	73,920
PPG Industries, Inc.	5,838,332	321,108
Praxair, Inc.	4,300,000	336,174
Vulcan Materials Co.	25,000	1,187
Weyerhaeuser Co.	3,690,000	129,298
		2,196,212

INDUSTRIALS — 16.25%
3M Co.	2,500,000	176,300
Avery Dennison Corp.	5,069,400	135,505
Boeing Co.	22,343,200	958,747
Burlington Northern Santa Fe Corp.	2,700,000	212,193
Caterpillar Inc.	1,000,000	44,060
Deere & Co.	3,750,000	164,025
Eaton Corp.	2,712,000	140,807
Emerson Electric Co.	9,140,063	332,515
General Dynamics Corp.	2,950,000	163,401
General Electric Co.	29,500,000	395,300
Honeywell International Inc.	8,000,000	277,600
Illinois Tool Works Inc.	6,430,000	260,737
Ingersoll-Rand PLC	4,200,000	121,296
Lockheed Martin Corp.	1,750,000	130,830
Masco Corp.	9,227,813	128,543
Norfolk Southern Corp.	2,000,000	86,500
Northrop Grumman Corp.	13,900,000	619,662
Pitney Bowes Inc.	10,274,000	212,158

		unaudited

		Value
Common stocks	Shares	(000)

INDUSTRIALS (continued)
Raytheon Co.	1,000,000	$ 46,950
Rockwell Automation	3,000,000	124,230
Southwest Airlines Co.	7,500,000	58,875
Tyco International Ltd.	12,143,750	366,984
Union Pacific Corp.	1,820,000	104,686
United Parcel Service, Inc., Class B	19,225,900	1,033,008
United Technologies Corp.	21,965,000	1,196,434
Waste Management, Inc.	6,300,000	177,093
		7,668,439

CONSUMER DISCRETIONARY — 7.07%
Best Buy Co., Inc.	1,500,000	56,055
Gannett Co., Inc.	4,000,000	28,000
Harley-Davidson, Inc.	3,950,000	89,270
Home Depot, Inc.	16,375,000	424,768
Johnson Controls, Inc.	27,498,200	711,653
Leggett & Platt, Inc.	4,000,000	69,400
Limited Brands, Inc.	8,200,000	106,108
Lowe’s Companies, Inc.	9,700,000	217,862
McDonald’s Corp.	19,365,000	1,066,237
News Corp., Class A	14,560,000	150,405
NIKE, Inc., Class B	50,000	2,832
Nordstrom, Inc.	6,330,000	167,365
VF Corp.	3,800,000	245,822
		3,335,777

CONSUMER STAPLES — 9.54%
Avon Products, Inc.	12,080,400	391,163
Clorox Co.	1,000,000	61,010
Coca-Cola Co.	23,515,000	1,171,988
H.J. Heinz Co.	7,000,000	269,220
Hershey Co.	1,000,000	39,950
Kimberly-Clark Corp.	4,832,784	282,476
Kraft Foods Inc., Class A	30,440,000	862,670
PepsiCo, Inc.	5,750,000	326,313
Procter & Gamble Co.	7,150,800	396,941
Sara Lee Corp.	6,000,000	63,840
SYSCO Corp.	2,000,000	47,520
Walgreen Co.	3,500,000	108,675
Wal-Mart Stores, Inc.	9,580,000	477,850
		4,499,616

HEALTH CARE — 14.27%
Abbott Laboratories	23,135,400	1,040,862
Aetna Inc.	7,400,000	199,578
Baxter International Inc.	3,810,000	214,770
Becton, Dickinson and Co.	1,000,000	65,150
Bristol-Myers Squibb Co.	29,182,410	634,426
Cardinal Health, Inc.	7,750,000	258,075
Eli Lilly and Co.	28,058,191	978,950
Johnson & Johnson	16,540,000	1,007,121
Medtronic, Inc.	9,465,000	335,250
Merck & Co., Inc.	47,919,487	1,438,064
Pfizer Inc	8,500,000	135,405
Stryker Corp.	1,650,000	64,152
UnitedHealth Group Inc.	25,000	701
Wyeth	7,750,000	360,762
		6,733,266

		unaudited

		Value
Common stocks	Shares	(000)

FINANCIALS — 7.25%
Allstate Corp.	9,100,000	$ 244,881
American Express Co.	14,900,000	422,117
BB&T Corp.	5,815,000	133,047
Chubb Corp.	4,000,000	184,720
HSBC Holdings PLC (ADR)	4,646,666	235,586
JPMorgan Chase & Co.	8,849,100	342,018
KeyCorp	7,000,000	40,460
Lincoln National Corp.	1,076,246	22,806
Marsh & McLennan Companies, Inc.	26,066,900	532,286
Moody’s Corp.	2,870,000	68,134
PNC Financial Services Group, Inc.	1,645,000	60,306
U.S. Bancorp	26,217,900	535,107
Wells Fargo & Co.	24,597,900	601,664
		3,423,132

INFORMATION TECHNOLOGY — 7.49%
Automatic Data Processing, Inc.	4,885,076	181,969
Google Inc., Class A1	497,000	220,196
Hewlett-Packard Co.	10,810,000	468,073
Intel Corp.	44,200,000	850,850
International Business Machines Corp.	5,035,000	593,777
Linear Technology Corp.	8,515,000	228,798
Microsoft Corp.	15,380,000	361,738
Oracle Corp.	8,298,300	183,641
Paychex, Inc.	10,950,000	290,175
Texas Instruments Inc.	6,500,000	156,325
		3,535,542

TELECOMMUNICATION SERVICES — 7.43%
AT&T Inc.	70,515,000	1,849,608
Verizon Communications Inc.	51,580,000	1,654,171
		3,503,779

UTILITIES — 10.66%
Ameren Corp.	1,400,000	35,602
American Electric Power Co., Inc.	7,100,000	219,816
Consolidated Edison, Inc.	3,000,000	118,080
Dominion Resources, Inc.	4,550,000	153,790
Duke Energy Corp.	38,100,000	589,788
Entergy Corp.	9,471,184	760,820
Exelon Corp.	20,810,000	1,058,397
FirstEnergy Corp.	9,700,000	399,640
FPL Group, Inc.	5,641,200	319,687
NiSource Inc.	2,500,000	32,225
PPL Corp.	18,700,000	631,873
Public Service Enterprise Group Inc.	1,000,000	32,450
Southern Co.	12,000,000	376,800
Xcel Energy Inc.	15,100,000	301,094
		5,030,062

MISCELLANEOUS — 0.25%
Other common stocks in initial period of acquisition		116,021

Total common stocks (cost: $43,307,310,000)		46,441,898

		unaudited

	Principal amount	Value
Short-term securities — 1.85%	(000)	(000)

Abbott Laboratories 0.19% due 10/5/20092	$ 20,000	$ 19,989
Emerson Electric Co. 0.20% due 8/21/20092	25,000	24,997
Fannie Mae 0.17% due 8/17/2009	31,400	31,397
Federal Home Loan Bank 0.17%–0.20% due 8/3–9/21/2009	187,125	187,100
Freddie Mac 0.15%–0.45% due 8/10–12/21/2009	310,250	310,058
General Electric Capital Corp. 0.17% due 8/3/2009	34,600	34,600
Johnson & Johnson 0.25% due 9/28/20092	18,100	18,091
Jupiter Securitization Co., LLC 0.23% due 8/28/20092	20,900	20,896
Pfizer Inc 0.21% due 8/10/20092	35,400	35,398
Procter & Gamble International Funding S.C.A. 0.20% due 9/22/20092	12,500	12,496
U.S. Treasury Bills 0.135%–0.185% due 8/13–10/22/2009	158,000	157,964
Yale University 0.18% due 8/4/2009	20,000	20,000

Total short-term securities (cost: $873,010,000)		872,986

Total investment securities (cost: $44,180,320,000)		47,314,884
Other assets less liabilities		(129,140)

Net assets		$47,185,744

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $131,867,000, which represented .28% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available
(or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements	unaudited

The Fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of July 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Energy	$ 6,400,052	$ —	$—	$ 6,400,052
Materials	2,196,212	—	—	2,196,212
Industrials	7,668,439	—	—	7,668,439
Consumer discretionary	3,335,777	—	—	3,335,777
Consumer staples	4,499,616	—	—	4,499,616
Health care	6,733,266	—	—	6,733,266
Financials	3,423,132	—	—	3,423,132
Information technology	3,535,542	—	—	3,535,542
Telecommunication services	3,503,779	—	—	3,503,779
Utilities	5,030,062	—	—	5,030,062
Miscellaneous	116,021	—	—	116,021
Short-term securities	872,986	—	—	872,986
Total	$46,441,898	$872,986	$—	$47,314,884

Federal income tax information		(dollars in thousands)

Gross unrealized appreciation on investment securities		$ 6,135,805
Gross unrealized depreciation on investment securities		(3,086,380)
Net unrealized appreciation on investment securities		3,049,425
Cost of investment securities for federal income tax purposes		44,265,459

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing.

ITEM 2. Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred  during the  Registrant's last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.

By  /s/ Jeffrey L. Steele
                               Jeffrey L. Steele, President and Principal Executive Officer

Date: September 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele
Jeffrey L. Steele, President and Principal Executive Officer

Date: September 24, 2009

 By /s/ Michael W. Stockton
Michael W. Stockton, Principal Financial Officer,
Vice President and Treasurer

Date: September 24, 2009